Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on July 1, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 47

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 50

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144

(Address of Principal Executive Offices)(Zip Code)

(877) 660-4400

(Registrant’s Telephone Number, including Area Code)

Delaware Corporation Organizers, Inc.

1201 North Market Street, 18th Floor

P.O. Box 1347

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On (July 12, 2016) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A for Victory Portfolios II is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until July 12, 2016, the effectiveness of Post-Effective Amendment No. 46 (“PEA No. 46”), which was filed with the Securities and Exchange Commission via EDGAR on May 6, 2016, accession number 0001104659-16-118749.

PART A — PROSPECTUS

The Prospectus for the Victory CEMP Global High Dividend Defensive Fund is incorporated by reference to Part A of PEA No. 46.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Victory CEMP Global High Dividend Defensive Fund is incorporated by reference to Part B of PEA No. 46.

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Articles of Incorporation.

(1)(a)

Registrant’s Amended Agreement and Declaration of Trust, previously filed on July 19, 2013 as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed on October 27, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(c)

Amendment to Amended and Restated Agreement and Declaration of Trust, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)(a)	Registrant’s Certificate of Trust, previously filed on May 4, 2012 as an exhibit to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Certificate of Amendment to Registrant’s Certificate of Trust, previously filed on October 27, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(b)

By-Laws., Amended and Restated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Amended Agreement and Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(1)(a)

Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”), previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Schedule A to Advisory Agreement dated May 1, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(c)

Schedule A to Advisory Agreement dated May 1, 2015, current as of May 21, 2015, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)

Investment Advisory Agreement dated May 1, 2015, between CEMPCSVWF Fund Limited and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)

Investment Advisory Agreement dated May 1, 2015, between CEMPCLSSF Fund Limited and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(1)

Form of Distribution Agreement dated July 1, 2015 with Quasar Distributors, LLC (“Quasar”) with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)

Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)

Distribution Agreement with Victory Capital Advisers, Inc. (“VCA”) with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)

Amendment dated August 19, 2015 to the Distribution Agreement with VCA with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

(1)(a)

Custody Agreement with U.S. Bank National Association (“US Bank”) respect to each mutual fund series of the Registrant, previously filed on October 29, 2012 as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amendment dated July 1, 2015 to the Custody Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Global Custodial Services Agreement with respect to each mutual fund series of the Registrant, dated August 5, 2008 with CitiBank, N.A., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Amended Fund Appendix with respect to each mutual fund series of the Registrant, dated May 22, 2014 with CitiBank, N.A., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(c)

Amendment and Joinder to the Global Custodial Services Agreement with respect to each mutual fund series of the Registrant, dated August 19, 2015 with (“Citi”), previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Registration Statement, is hereby incorporated by reference.

(h)	Other Material Contracts.

(1)(a)

Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amendment dated July 1, 2015 to the Fund Administration Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, dated July 1, 2006 with Victory Capital Management Inc., previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Amendment dated July 1, 2009 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(c)

Amendment No. 2 dated July 1, 2012 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(d)

Amendment No. 3 dated May 21, 2015 to the Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(e)

Amendment No. 4 dated August 19, 2015 to the Administration and Fund Accounting Agreement, with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)

Transfer Agent Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)

Amendment dated July 1, 2015 to the Transfer Agent Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)

Form of Transfer Agency Agreement with FIS Investor Services LLC (“FIS”) with respect to each mutual fund series of the Registrant, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(a)

Fund Accounting Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant is, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)(b)

Amendment dated July 1, 2015 to the Fund Accounting Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(6)(a)

Expense Limitation Agreement dated as of December 2, 2015, between Registrant and Victory Capital, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(6)(b)

Schedule A to Expense Limitation Agreement dated May 1, 2015, current as of May 21, 2015, previously filed on December 22, 2015 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(1)

Opinions of Morrison & Foerster LLP dated July 7, 2015 and Morris Nichols Arsht & Tunnell LLP dated July 7, 2015 relating to the Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and

Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(2)

Opinions of Morrison & Foerster LLP dated September 25, 2015 and Morris Nichols Arsht & Tunnell LLP dated September 25, 2015 relating to the Compass EMP US High Dividend 100 Volatility Weighted Fund and Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund, previously filed on September 25, 2015 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(3)

Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated October 28, 2015 relating to the Victory CEMP US 500 Volatility Wtd Index Fund — Class R6 and Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class R6, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(i)(4)	Consent of Morrison & Foerster LLP. (to be filed by amendment)

(i)(5)	Consent of BBD, LLP. (to be filed by amendment)

(j)	Other Opinions. None.

(k)	Omitted Financial Statements. None.

(l)

Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(1)(a)

Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)

Amended Exhibit A dated as of May 21, 2015, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)

Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)

Amended Exhibit A dated as of May 21, 2015, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)

Plan of Distribution Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)

Amended Schedule A dated as of May 21, 2015 to the Plan of Distribution Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, previously filed on July 7, 2015 as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

(1) Amended and Restated Rule 18f-3 Plan effective as of August 19, 2015, previously filed on December 22, 2015 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s

Registration Statement, is hereby incorporated by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Trust, previously filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, is hereby incorporated by reference.

	(2)	Code of Ethics for Victory Capital, filed on February 26, 2016 as an exhibit to Post-Effective Amendment No. 137 to Victory Portfolio’s registration statement, is hereby incorporated by reference.

	(3)	Code of Ethics for Quasar, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, David C. Brown, Sally M. Dungan, John L. Kelly and David L. Meyer. (filed herewith).

Powers of Attorney for each of CEMPCLSSF Fund Limited and CEMPCSVWF Fund Limited, previously filed on June 26, 2015 as an exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Item 29.  Control Persons.

None.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Section 10 of the Investment Advisory Agreement, Articles 6 and 7 of the Distribution Agreement with Quasar, Section 8 of the Distribution Agreement with VCA, Article X of each Custody Agreement with US Bank, Section 12 of the Global Custodial Services Agreement with Citi, Section 9 of the Fund Accounting Servicing Agreement with USBFS, Section 6 of the Fund Administration Servicing Agreement with USBFS, Section 9 of the Administration and Fund Accounting Agreement with Victory Capital, Section 7 of the Transfer Agent Servicing Agreement with USBFS and Section 13 of the Form of Transfer Agency Agreement with FIS. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Investment Advisory Agreement between Adviser and the Registrant provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser, or a breach of fiduciary duty with respect to receipt of compensation, neither the Adviser nor any of its directors, officers, shareholders, agents, or employees shall be liable or responsible to the Trust, the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services hereunder or for any loss suffered by the Trust, a Fund or any shareholder of a Fund in connection with the performance of the agreement.

The Administration and Fund Accounting Agreement provides that Registrant will indemnify and hold harmless Victory Capital, and its employees, agents, directors, officers and nominees from and against any claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses including reasonable investigation expenses resulting directly and proximately from Victory Capital’s performance of the Services (as defined in the agreement) or based, if applicable, upon its reasonable reliance on information, records, instructions or requests pertaining to the Services, that are given or made to it by Registrant, or other authorized agents of Registrant with which Victory Capital must interface in providing the Services; provided that the indemnification does not apply to actions or omissions of Victory Capital involving bad faith, willful misfeasance, negligence or reckless disregard by it of its obligations and duties.

The Form of Transfer Agency Agreement with FIS provides that Registrant will indemnify and hold harmless FIS, its employees, agents, directors, officers and nominees from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way relating to FIS’s actions taken or omissions with respect to the performance of services under the agreement or based, if applicable, upon reasonable reliance on information, records, instructions or requests given or made to FIS by Registrant, the investment adviser, fund accountant, administrator, sub-administrator or custodian thereof; provided that the indemnification does not apply to actions or omissions of FIS in cases of its own bad faith, willful misfeasance, negligence (gross negligence with respect to Portal Services) or reckless disregard by it of its obligations and duties.

The Distribution Agreement with Quasar provides that the Trust agrees to indemnify, defend and hold harmless Quasar (the “Distributor” as used in this section) and each of its directors and officers and each person, if any, who controls the Distributor against any loss, liability, claim, damages or expense (i) arising by reason of any person acquiring any shares or creation units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement or alleged untrue statement of a material fact or an omission or alleged omission to state a material fact required to be stated or necessary to make the statements made therein not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in the Distribution Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Additionally, the Distributor agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person who controls the Trust, against any loss, liability, damages, claim or expense based upon the Securities Act of 1933 or any other statute or common law and arising by reason of any person acquiring any shares or creation units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement.

The Distribution Agreement with VCA provides that Registrant will indemnify and hold harmless VCA, its several officers and directors, and any person who controls VCA within the meaning of Section 15 of the Securities Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject (a) as the result of acting as distributor of the Funds and entering into selling agreements, shareholder servicing agreements, or similar agreements with financial intermediaries on behalf of Registrant; (b) under the Securities Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, (i) any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses or in any application or other document (collectively, “Trust Materials”) executed by or on behalf of Registrant, (ii) information furnished by or on behalf of Registrant filed in any state in order to qualify the Shares under the securities or blue sky laws thereof (“Blue Sky Application”), (iii) any omission or alleged omission to state in any Trust Materials or Blue Sky Application a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iv) any Registrant -related advertisement or sales literature that contains any untrue statement, or alleged untrue statement, of a material fact, or any omission, or alleged omission, to state a material fact required to be stated therein to make the statements therein not misleading, due to actions by a Fund or its investment adviser that are contrary to statements made in such advertisements or sales literature; or (c) arising out of or based upon the electronic processing of orders over the Internet at the Registrant’s request, and will reimburse VCA, its several officers and directors, and any person who controls VCA within the meaning of Section 15 of the Securities Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending, or preparing to defend any such action, proceeding or claim; provided, however, that Registrant shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, (A) any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of Registrant in reliance upon and in conformity with written information furnished to Registrant by or on behalf of and with respect to VCA specifically for inclusion therein, or (B) the willful misfeasance, bad faith or negligence of VCA in the performance of its duties or VCA’s reckless disregard of its obligations and duties under the agreement.

Item 31.  Activities of Investment Adviser.

The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of the Adviser owning a substantial minority interest in VCH. The Adviser provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. The Adviser offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of March 31, 2016, the Adviser managed or advised assets totaling in excess of $33.5 billion. The Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, New York, Birmingham, Michigan, Brentwood, Tennessee, Boston, Massachusetts, Rocky River, Ohio, Cincinnati, Ohio, and Denver, Colorado.

To the knowledge of the Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature.

The principal executive officers and directors of Adviser and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of Adviser and VCH
Kelly S. Cliff	• Director, President, Investment Franchises of Adviser and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of Adviser and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of Adviser and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriters.

(a)(1) Shares of the mutual fund series of Victory Portfolios II are distributed by VCA. VCA also acts as principal underwriter for Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds.

(a)(2)  In addition to acting as principal underwriter for the exchange-traded fund series of Victory Portfolios II, Quasar acts as the principal underwriter for the following

Academy Funds Trust	Jensen Portfolio, Inc.

Advisors Series Trust	Kirr Marbach Partners Funds, Inc.

Aegis Funds	LKCM Funds

Allied Asset Advisors Funds	LoCorr Investment Trust

Alpha Architect ETF Trust	Loeb King Trust

Alpine Equity Trust	Lord Asset Management Trust

Alpine Income Trust	MainGate Trust

Alpine Series Trust	Managed Portfolio Series

Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.

Appleton Funds	Merger Fund

Barrett Opportunity Fund, Inc.	Monetta Trust

Brandes Investment Trust	Nicholas Family of Funds, Inc.

Bridge Builder Trust	Oaktree Funds

Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.

Brookfield Investment Funds	Perritt Funds, Inc.

Brown Advisory Funds	PRIMECAP Odyssey Funds

Buffalo Funds	Professionally Managed Portfolios

CG Funds Trust	Prospector Funds, Inc.

DoubleLine Funds Trust	Provident Mutual Funds, Inc.

ETF Series Solutions	Purisima Funds

Evermore Funds Trust	Rainier Investment Management Mutual Funds

FactorShares Trust	RBC Funds Trust

First American Funds, Inc.	SCS Financial Funds

First American Investment Funds, Inc.	Stone Ridge Trust

First American Strategy Funds, Inc.	Stone Ridge Trust II

FundX Investment Trust	Thompson IM Funds, Inc.

Glenmede Fund, Inc.	Trust for Professional Managers

Glenmede Portfolios	Trust for Advised Portfolios

Greenspring Fund, Inc.	USA Mutuals

Guinness Atkinson Funds	Victory Portfolios II

Harding Loevner Funds, Inc.	Wall Street Fund, Inc.

Hennessy Funds Trust	Westchester Capital Funds

Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.

Intrepid Capital Management Funds Trust	WY Funds

IronBridge Funds, Inc.	YCG Funds

Jacob Funds, Inc.

(b)(1) VCA, 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Michael D. Policarpo II	President	None
Donald Inks	Financial Operations Principal, Treasurer	None
Peter Scharich	Chief Compliance Officer and AML Officer	None
Gregory J. Ewald	Chief Legal Officer and Secretary	None

(b)(2)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Trust
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None

Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3))	Assistant Treasurer	None

(1)Principal business address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)Principal business address is 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)Principal business address is 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriters, Administrators and Custodians at the addresses stated in the SAI.

Item 34.  Management Services. Not applicable.

Item 35.  Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 1st day of July, 2016.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of July, 2016.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

/s/ Christopher A. Ponte	Treasurer (Principal Accounting Officer, and Principal Financial Officer)
Christopher A. Ponte

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D.T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

VICTORY PORTFOLIOS II

INDEX TO EXHIBITS

Exhibit Number	Exhibit

EX-99	Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D.T. Andrews, E. Lee Beard, David C. Brown, Sally M. Dungan, John L. Kelly and David L. Meyer